Investments - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) security	Dec. 31, 2018 USD ($) security	Sep. 30, 2020 security
Investments
Number of debt securities held	9	7	7
Pre-tax net realized capital gains or losses | $	$ 0.0	$ 0.0
Number of debt securities held, unrealized loss position for 12 months or more	4	6	0